Organization and Nature of Business (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Organization and Nature of Business [Abstract]
Incurred of acquisition related costs	$ 1,085,297		$ 280,789